Document and Entity Information	Nov. 05, 2020
Details
Registrant CIK	0000701869
Registrant Name	INDEPENDENCE HOLDING COMPANY
SEC Form	8-K
Period End date	Nov. 05, 2020
Trading Symbol	IHC
Trading Exchange	NYSE
Tax Identification Number (TIN)	58-1407235
Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32244
Entity Address, Address Line One	96 Cummings Point Road
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	358-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Amendment Flag	false